Debt securities in issue (Tables)	6 Months Ended
Jun. 30, 2022
Debt Securities In Issue [Abstract]
Schedule of debt securities in issue

	At 30 June 2022			At 31 December 2021
	At fair value through profit or loss £m	At amortised cost £m	Total £m	At fair value through profit or loss £m	At amortised cost £m	Total £m

Medium-term notes issued	5,614	24,507	30,121	6,504	23,820	30,324
Covered bonds	—	15,280	15,280	—	17,407	17,407
Certificates of deposit	—	2,027	2,027	—	290	290
Securitisation notes	29	3,574	3,603	33	3,672	3,705
Commercial paper	—	7,835	7,835	—	3,535	3,535
	5,643	53,223	58,866	6,537	48,724	55,261